Summary of significant accounting policies- Various (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) Segment	Mar. 31, 2023 CNY (¥) Segment	Mar. 31, 2022 CNY (¥)
Business combinations and noncontrolling interests
Net (loss) income attributable to mezzanine equity holders	¥ 181	¥ 365	¥ 188
Segment reporting
Number of reportable segment | Segment	6	7
Revenue recognition
Practical expedient, financing component	true
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Sales and marketing expenses
Advertising and promotional expenses	¥ 88,217	¥ 76,818	91,103
Other employee benefits
Contribution amount charged to the consolidated income statements	14,190	13,953	13,086
Government grants
Government grants recored as specific costs and expenses	5,705	5,889	6,028
Government grants recorded as other income	1,329	1,857	¥ 1,661
Government grants recorded as other liabilities	1,540	1,687
Accounts receivable
Allowance for doubtful accounts	¥ 8,042	¥ 6,174
Minimum
Equity securities and other investments
Treasury investment original maturity term	1 year
Treasury investment remaining maturity term	1 year
Maximum
Equity securities and other investments
Treasury investment remaining maturity term	3 years